ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
User traffic direction fees	¥ 384,364		¥ 348,629
Payable to financial institution partners	114,437		248,251
Accrued payroll and welfare	509,917		464,699
Payable for third-party service fee	303,932		307,501
Payable to shareholder of non-controlling interests	240,339		230,881
Operating lease liability	27,258		29,143
Accruals for purchase of property and equipment	109,018		118,144
Deferred revenue	525,763		146,873
Others	277,893		121,918
Total	¥ 2,492,921	$ 341,529	¥ 2,016,039